Stockholders' Equity - Schedule of Warrants Activity (Details)	4 Months Ended
Jun. 30, 2018 $ / shares shares
Equity [Abstract]
Shares Underlying Warrants outstanding beginning balance | shares
Shares Underlying Warrants Granted | shares	4,677,458
Shares Underlying Warrants Cancelled or Expired | shares
Shares Underlying Warrants Exercised | shares
Shares Underlying Warrants outstanding ending balance | shares	4,677,458
Weighted Average Exercise Price beginning balance | $ / shares
Weighted Average Exercise Price Granted | $ / shares	11.50
Weighted Average Exercise Price Cancelled or Expired | $ / shares
Weighted Average Exercise Price Exercised | $ / shares
Weighted Average Exercise Price ending balance | $ / shares	$ 11.50